Common and Preferred Shares and Warrants (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 25, 2013
Common And Preferred Shares And Warrants (Textuals) [Abstract]
Common share repurchases authorized				150,000,000
Common shares repurchased	55,000,000	69,000,000
Cost basis of common stock repurchased	$ 3,943	$ 3,952	$ 2,300
Commissions paid included in cost basis of common stock repurchased	1.1	1.0
Common shares remaining under share repurchase authorizations	108,000,000
Shares held as treasury shares	3,500,000	3,900,000	4,200,000
Cost basis of treasury stock	$ 260	$ 236	$ 217
Preferred shares, authorized	20,000,000
Preferred shares, par value	1.66
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0